Related party disclosures (Details) - Schedule of compensation to key management personnel - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Compensation of directors:
Compensation of key management personnel	$ 11,153	$ 9,134
Compensation of directors [Member]
Compensation of directors:
Compensation of key management personnel	1,235	1,135
Compensation of key management personnel [Member]
Compensation of directors:
Compensation of key management personnel	9,918	7,999
Directors’ fees [Member] | Compensation of directors [Member]
Compensation of directors:
Compensation of key management personnel	560	431
Stock-based Compensation [Member] | Compensation of directors [Member]
Compensation of directors:
Compensation of key management personnel	675	704
Stock-based Compensation [Member] | Compensation of key management personnel [Member]
Compensation of directors:
Compensation of key management personnel	2,026	2,226
Salaries and consulting fees [Member] | Compensation of key management personnel [Member]
Compensation of directors:
Compensation of key management personnel	$ 7,892	$ 5,773